Income Taxes (Schedule Of Components Of Income Tax Expense By Applying Weighted-Average Statutory Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Pre-tax (loss) income	$ (76,549)	$ 96,594	$ 160,963
Weighted-average statutory income tax rate	40.90%	31.90%	35.20%
Income tax (benefit) expense at weighted-average statutory tax rate on pre-tax income	(31,346)	30,833	56,659
Change in valuation allowance	71,695	39,621	(7,660)
Non-deductible expenses	15,641	13,500	22,258
Tax benefits, including tax inflation adjustment	(53,173)	(43,868)	(26,335)
Exchange rate differences	28,287	115	199
Others	1,375	2,521	1,254
Income tax expense	$ 32,479	$ 42,722	$ 46,375